13 Impairment testing (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Midatech pharma (wales) limited [member] | Cash-generating units [member]
DiscloureOfImpairmentTestingLineItems [Line Items]
IPRD carrying amount		£ 9,300	£ 9,300
Goodwill carrying amount		2,291	2,291
Valuation Basis	Value in use
MTX110 acquired IPRD [member]
DiscloureOfImpairmentTestingLineItems [Line Items]
IPRD carrying amount		778	778
Goodwill carrying amount